MoA Mid Cap Equity Index Fund Average Annual Total Returns	12 Months Ended	51 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P MidCap 400® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.93%			10.34%			9.68%
S&P 500® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	15.81%	15.81%	14.53%	14.47%	14.85%	13.10%
MoA Mid Cap Equity Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	13.77%			10.12%			9.50%
MoA Mid Cap Equity Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.10%			6.92%			6.80%
MoA Mid Cap Equity Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.58%			7.20%			6.85%